COMMON STOCK/PAID IN CAPITAL (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2019	Jan. 02, 2019	Jun. 01, 2018	May 01, 2018	Jun. 30, 2019	Nov. 30, 2016	Mar. 06, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 21, 2019
Term		3 years 9 months	4 years 3 months	4 years 3 months								7 years	4 years
Common stock, authorized					1,500,000,000			1,500,000,000		1,500,000,000		1,500,000,000	975,000,000
Preferred stock, authorized					50,000,000			50,000,000		50,000,000		50,000,000	50,000,000
Peoceeds from share issue								$ 259,000
Proceeds from warrants issue								259,000
Debt discount										$ 249,670	$ 254,501	$ 254,501	$ 810,540
Loss on Debt Extinguishment										(5,099,340)	(217,141)	$ (526,459)	$ (89,701)
Principal amount					$ 3,327,000			$ 3,327,000		$ 3,327,000
Term Loan Facility [Member] | Delek GOM Investments, LLC, [Member]
Principal amount	$ 1,000,000
Unamortized debt discount	$ 500,000
Delek GOM [Member]
Number of warrants issued							238,000,000
Fair value of warrants							$ 10,000,000
Convertible Debentures [Member] | Securities Purchase Agreement [Member]
Principal amount														$ 3,000,000
Warrants [Member]
Number of warrants issued						27,900,000
Term						3 years
Warrant exercise price						$ 0.03
Fair value of warrants						$ 452,422
Warrants [Member] | Term Loan Facility [Member] | Delek GOM Investments, LLC, [Member]
Number of warrants issued	23,809,524
Unamortized debt discount									$ 500,000		$ 500,000
Warrants [Member] | Delek GOM [Member]
Debt discount							5,000,000
Loss on Debt Extinguishment							$ 5,100,000
Warrants [Member] | Convertible Debentures [Member] | Securities Purchase Agreement [Member]
Number of warrants issued										50,000,000
Warrant exercise price					$ 0.04			$ 0.04		$ 0.04
Private Placement [Member]
Common stock, authorized					19,300,000			19,300,000		19,300,000
Private Placement [Member] | April 2016 Promissory Notes [Member]
Warrant exercise price					$ 0.10			$ 0.10		$ 0.10
Private Placement [Member] | Warrants [Member]
Common stock, authorized					9,700,000			9,700,000		9,700,000
Private Placement [Member] | Warrants [Member] | April 2016 Promissory Notes [Member]
Term								3 years
Number of warrants exercised					3,300,000
Number of warrant expired					4,000,000
Number of warrant outstanding					30,500,000			30,500,000		30,500,000